Capital Management (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Capital
The following table summarizes the capital of the Company:

	As at March 31,
	2020		2020		2019
	(In millions)
Equity*	US$	7,832.2	Rs.	592,626.1	Rs.	593,022.3
Short-term borrowings and current portion of long-term debt		4,691.1		354,949.0		351,843.7
Long-term debt		11,009.7		833,048.1		708,067.0

Total debt		15,700.8		1,187,997.1		1,059,910.7

Total capital (Debt + Equity)	US$	23,533.0	Rs.	1,780,623.2	Rs.	1,652,933.0

*	Details of equity:

	As at March 31,
	2020		2020		2019
	(In millions)
Total equity as reported in balance sheet	US$	7,903.7	Rs.	598,034.7	Rs.	558,067.4
Currency translation reserve attributable to
- Shareholders of Tata Motors Limited		(679.5)		(51,422.5)		(28,388.6)
- Non-controlling interests		(4.7)		(351.9)		(198.6)
Hedging reserve		554.2		41,937.1		60,668.2
Cost of hedge reserve		58.5		4,428.7		2,873.9

Equity as reported above	US$	7,832.2	Rs.	592,626.1	Rs.	593,022.3